Major Customer and Geographic Information (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenues	$ 961,012	$ 360,000	$ 1,350,712	$ 839,000	$ 1,493,800	$ 2,117,800
Revenues	961,000	360,000	1,350,700	839,000
North America [Member]
Revenues					590,000	484,800
Revenues	676,000	136,600	759,000	321,700
South America [Member]
Revenues					0	600
Revenues	0	0	900	0
Europe [Member]
Revenues					0	0
Asia [Member]
Revenues					822,600	1,546,500
Revenues	262,600	210,200	546,600	482,400
AUSTRALIA
Revenues					$ 81,200	$ 85,900
Revenues	$ 22,400	$ 13,200	$ 44,200	$ 34,900